Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
22	OTHER ACCOUNTS PAYABLE

At December 31, this account comprises:

	Total		Current		Not Current
	2016	2017	2016	2017	2016	2017
Advances received from customers	810,755	726,294	510,367	316,891	300,388	409,403
Payables Consorcio Ductos del Sur	—	250,021	—	—	—	250,021
Salaries and profit sharing payable	176,022	246,916	176,022	246,916	—	—
GSP performance guarantee (Note 16-a-i)	176,401	—	176,401	—	—	—
Put option liability on Morelco acquisition (Note 33-b)	110,604	105,418	—	—	110,604	105,418
Third-party loans	69,991	107,314	37,991	75,256	32,000	32,058
Other taxes payable	50,548	69,584	50,548	69,584	—	—
VAT payable	65,777	48,095	53,678	37,544	12,099	10,551
Payables Consorcio Rio Mantaro	—	35,531	—	35,531	—	—
Acquisition of non-controlling interest (Note 36-a)	32,102	22,407	32,102	22,407	—	—
Supplier funding	40,612	14,886	26,526	—	14,086	14,886
Guarantee deposits	16,799	15,580	16,799	15,580	—	—
Post-retirement benefits	9,088	8,914	—	—	9,088	8,914
Other accounts payables	50,411	50,013	15,873	28,791	34,538	21,222

	1,609,110	1,700,973	1,096,307	848,500	512,803	852,473

Advances received from customers relate mainly to construction projects and are discounted from billing under contract terms.

As of December 31, 2017, other accounts payable from Consorcio Constructor Ductos del Sur corresponds mainly to payment obligations to main subcontractors for S/237 million, as a consequence of the termination of GSP operations.

The fair value of the short-term payables approximates their carrying amount due to their short-term maturities. The non-current portion, mainly comprises non-financial liabilities such as advances received from customers; the remaining balance is not significant for any period shown in the financial statements.